Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 340,450	¥ 368,921
Property, plant and equipment [member]
Disclosure of detailed information about borrowings [Line Items]
Property Plant And Equipment Secured For Borrowings	1,287
Intangibles And Other Noncurrent Assets [Member]
Disclosure of detailed information about borrowings [Line Items]
Property Plant And Equipment Secured For Borrowings	¥ 117
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	0.10%	(0.49%)
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	5.14%	4.65%
At fair value [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 290,937	¥ 323,809
Guaranteed by CNPC, its fellow subsidiaries and a third party [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	13,558	13,726
Mortgage Loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, secured liabilities	¥ 1,185	¥ 3,486